Dec. 19, 2025
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
1.	The following information is added to the “Principal Investment Strategies” sections of the Summary Prospectus and Statutory Prospectus, and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund may invest more than 25% of its assets in the financial services sector.

The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including Treasury and interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.

2.	The following replaces similar information in the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund currently may invest up to 33% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities (“ABS”).

3.	The following sentence is removed from the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund also may invest directly in ETFs and other investment companies that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE PROSPECTUSES

DATED FEBRUARY 28, 2025, OF:

Invesco Ultra Short Duration ETF (GSY)

(the “Fund”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved changes to the Fund’s principal investment strategies, to be effective on or about February 23, 2026 (the “Effective Date”).